Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property and Equipment, Net [Abstract]
Property and equipment, net

Note 7 - Property and equipment, net

A.	Composition and changes in 2022

	Computers	Office furniture and equipment	Leasehold improvements	Total
Cost
At January 1, 2022	248	66	66	380
Additions	62	-	-	62
At December 31, 2022	310	66	66	442
Accumulated depreciation
At January 1, 2022	113	20	9	142
Depreciation	70	5	7	82
At December 31, 2022	183	25	16	224

Depreciated cost:
At December 31, 2022	127	41	50	218

Composition and changes in 2021

	Computers	Office furniture and equipment	Leasehold improvements	Total
Cost
At January 1, 2021	129	58	49	236
Additions	119	8	17	144
At December 31, 2021	248	66	66	380
Accumulated depreciation
At January 1, 2021	63	15	3	81
Depreciation	50	5	6	61
At December 31, 2021	113	20	9	142

Depreciated cost:
At December 31, 2021	135	46	57	238

B.	Depreciation period and depreciation method

In respect to depreciation period and the depreciation method, see Note 2I above.